Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,094	£ 2,139
OPM [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	18	18
Virtual Schools [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	374	386
Assessments [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,002	1,035
International [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 700	£ 700